Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,500,000	5,000,000
Common shares, shares issued	2,849,414	2,439,634
Common shares, shares outstanding	2,849,414	2,439,634
Shares Issued, Price Per Share	$ 10.00
Accounts receivable, allowance for credit lossed	$ 945	$ 635
Tailwind Two Acquisition Corp [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member] | Tailwind Two Acquisition Corp [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class A Ordinary shares subject to possible redemption | Tailwind Two Acquisition Corp [Member]
Common shares, shares issued	34,500,000
Common shares, shares outstanding	34,500,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued	34,500,000	0
Temporary equity shares outstanding	34,500,000	0
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Common Class B [Member] | Tailwind Two Acquisition Corp [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common shares, shares issued	8,625,000	8,625,000
Common shares, shares outstanding	8,625,000	8,625,000
Redeemable convertible preferred stock [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	744,130	744,130
Preferred stock, shares issued	396,870	396,870
Preferred stock, shares outstanding	396,870	396,870